COMMON SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 05, 2011	Jul. 16, 2013	Jun. 28, 2013
Class of Stock [Line Items]
Reserved for issuance upon exercise of share-based awards	86,562,934	75,313,987	67,232,942
Class B Common Shares [Member]
Class of Stock [Line Items]
Number of shares outstanding	50,352,971	53,956,491
The Company [Member] | ADS [Member]
Class of Stock [Line Items]
Number of shares, new issues				7,750,000
Gross proceed from IPO				$ 89,125
The Company [Member] | Class A Common Shares [Member]
Class of Stock [Line Items]
Number of shares, new issues						7,500,000
Number of shares outstanding				38,750,000
Voting rights of common share	one vote per share
Gross proceed from private placement					$ 12,000
The Company [Member] | Preferred Shares [Member]
Class of Stock [Line Items]
Number of outstanding preferred shares converted into Class B common shares				114,637,272
The Company [Member] | Class B Common Shares [Member]
Class of Stock [Line Items]
Voting rights of common share	ten votes per share
Conversion ratio, from Class B common share to Class A common share	1